Property, Plant and Equipment	12 Months Ended
Mar. 31, 2021
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2021	2020
Cost:
Land	$7,628	$7,628
Buildings	190,617	187,570
Leasehold improvements	3,552	3,383
Machinery and equipment	219,210	212,480
Computer software and equipment	46,087	39,156
Motor vehicles	80	80
Furniture, fixtures and office equipment	15,542	15,047
	482,716	465,344
Accumulated depreciation and impairment charges:
Buildings	$85,139	$78,150
Leasehold improvements	2,084	1,847
Machinery and equipment	153,628	144,437
Computer software and equipment	25,445	20,857
Motor vehicles	80	80
Furniture, fixtures and office equipment	10,832	10,012
	277,208	255,383
Depreciated cost	$205,508	$209,961

b.	Depreciation expenses were $21,849, $19,161, and $17,017 for the years ended March 31, 2021, 2020 and 2019, respectively.
c.

Cost of property, plant and equipment includes capitalized interest expense, capitalized direct incremental costs (such as payroll and related expenses) and other internal costs incurred in order to bring the assets to their intended use in the amount of $15,333 as of March 31, 2021 and 2020.  There were no additional capitalized interest and other costs as of March 31, 2021 and 2020.

d.	Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $17,332 and $13,912 as of March 31, 2021 and 2020, respectively.
e.

Asset disposals were $124 and $279 for the years ended March 31, 2021 and 2020, respectively, mainly relating to the write-off of fully depreciated computer equipment, software and production equipment.